Pensions and other post-retirement benefits - Disclosure of asset allocations (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
UK | Pensions
Disclosure of fair value of plan assets [line items]
Equities	£ 839	£ 729	£ 654
Property	451	679	883
Diversified alternatives	809	1,241	1,388
Bulk annuity policies	3,239	2,060	2,126
Longevity swap	0	(94)	(88)
Cash and cash equivalents	1	3	8
Other	(11)	(5)	47
Fair value of plan assets	10,603	11,782	12,578
Pension fund investments in employer issued securities	0	44	23
Repurchase agreements	2,900	2,700	3,400
UK | Pensions | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,337	1,910	1,892
UK | Pensions | Government securities and liability-driven investments
Disclosure of fair value of plan assets [line items]
Debt instruments	3,938	5,259	5,668
UK | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	716	576	475
Property	0	0	23
Diversified alternatives	381	669	708
Bulk annuity policies	0	0	0
Longevity swap	0	0	0
Cash and cash equivalents	1	3	8
Other	0	0	59
Fair value of plan assets	2,436	3,158	3,927
UK | Pensions | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,338	1,910	1,892
UK | Pensions | Quoted | Government securities and liability-driven investments
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	762
UK | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	123	153	179
Property	451	679	860
Diversified alternatives	428	572	680
Bulk annuity policies	3,239	2,060	2,126
Longevity swap	0	(94)	(88)
Cash and cash equivalents	0	0	0
Other	(11)	(5)	(12)
Fair value of plan assets	8,167	8,624	8,651
Investments in forestry funds	294	288	304
UK | Pensions | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	(1)	0	0
UK | Pensions | Unquoted | Government securities and liability-driven investments
Disclosure of fair value of plan assets [line items]
Debt instruments	3,938	5,259	4,906
US | Pensions
Disclosure of fair value of plan assets [line items]
Equities	887	1,323	1,500
Property	196	237	299
Diversified alternatives	384	556	635
Cash and cash equivalents	152	9	16
Other	1	1	11
Fair value of plan assets	5,180	5,320	6,060
US | Pensions | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	2,356	2,390	2,675
US | Pensions | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	1,204	804	924
US | Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	0	99	154
Property	0	0	0
Diversified alternatives	0	54	85
Cash and cash equivalents	152	9	16
Other	(2)	1	7
Fair value of plan assets	2,842	2,510	2,819
US | Pensions | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,955	1,987	2,147
US | Pensions | Quoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	737	360	410
US | Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	887	1,224	1,346
Property	196	237	299
Diversified alternatives	384	502	550
Cash and cash equivalents	0	0	0
Other	3	0	4
Fair value of plan assets	2,338	2,810	3,241
US | Pensions | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	401	403	528
US | Pensions | Unquoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	467	444	514
US | Other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Equities	553	561	584
Diversified alternatives	103	101	109
Other	163	161	148
Fair value of plan assets	2,658	2,631	2,608
US | Other post-retirement benefits | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,397	1,397	1,334
US | Other post-retirement benefits | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	442	411	433
US | Other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Equities	31	37	74
Diversified alternatives	103	92	100
Other	0	0	1
Fair value of plan assets	1,925	1,890	1,938
US | Other post-retirement benefits | Quoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	1,350	1,351	1,332
US | Other post-retirement benefits | Quoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	441	410	431
US | Other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	522	524	510
Diversified alternatives	0	9	9
Other	163	161	147
Fair value of plan assets	733	741	670
US | Other post-retirement benefits | Unquoted | Corporate bonds
Disclosure of fair value of plan assets [line items]
Debt instruments	47	46	2
US | Other post-retirement benefits | Unquoted | Government securities
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 1	£ 1	£ 2